INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 40,582,117	R$ 41,274,952	R$ 41,274,952
Additions	6,496,182	1,884,694
Write-offs, net	(175,045)	(45,193)
Net transfers	130,675	188,176
Transfers of goods destined for sale (2)	(2,010)
Capital contribution to CyberCo Brasil (note 1.c)		(2,770)
Amortization (Note 25)	(2,927,612)	(2,717,742)
Balance at end of the period	44,104,307	40,582,117	44,104,307
Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period	70,655,486
Balance at end of the period	77,099,093	70,655,486	77,099,093
Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(30,073,369)
Balance at end of the period	(32,994,786)	(30,073,369)	R$ (32,994,786)
Softwares
INTANGIBLE ASSETS
Annual amortization rate (%)			20.00%
Balance at beginning of the period	3,994,704	3,693,255	R$ 3,693,255
Additions	724,599	526,112
Write-offs, net	(16,884)	(12,450)
Net transfers	1,695,398	1,211,314
Transfers of goods destined for sale (2)	(2,010)
Capital contribution to CyberCo Brasil (note 1.c)		(2,770)
Amortization (Note 25)	(1,624,532)	(1,420,757)
Balance at end of the period	R$ 4,771,275	R$ 3,994,704	4,771,275
Softwares | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)	20.00%	20.00%
Softwares | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 20,056,642
Balance at end of the period	22,451,551	R$ 20,056,642	22,451,551
Softwares | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(16,061,938)
Balance at end of the period	(17,680,276)	(16,061,938)	R$ (17,680,276)
Customer portfolio
INTANGIBLE ASSETS
Annual amortization rate (%)			12.50%
Balance at beginning of the period	633,566	928,833	R$ 928,833
Amortization (Note 25)	(264,328)	(295,267)
Balance at end of the period	369,238	633,566	369,238
Customer portfolio | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period	4,513,278
Balance at end of the period	4,513,278	4,513,278	4,513,278
Customer portfolio | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(3,879,712)
Balance at end of the period	(4,144,040)	(3,879,712)	R$ (4,144,040)
Trademarks
INTANGIBLE ASSETS
Annual amortization rate (%)			7.70%
Balance at beginning of the period	821,000	905,205	R$ 905,205
Amortization (Note 25)	(84,206)	(84,205)
Balance at end of the period	736,794	821,000	736,794
Trademarks | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period	1,658,897
Balance at end of the period	1,658,897	1,658,897	1,658,897
Trademarks | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(837,897)
Balance at end of the period	(922,103)	(837,897)	(922,103)
Licenses
INTANGIBLE ASSETS
Balance at beginning of the period	11,361,710	12,091,821	12,091,821
Additions	4,496,263	184,300
Amortization (Note 25)	(951,442)	(914,411)
Balance at end of the period	R$ 14,906,531	R$ 11,361,710	14,906,531
Licenses | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)	3.60%	3.60%
Licenses | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)	6.67%	6.67%
Licenses | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 20,428,520
Balance at end of the period	24,924,783	R$ 20,428,520	24,924,783
Licenses | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(9,066,810)
Balance at end of the period	(10,018,252)	(9,066,810)	R$ (10,018,252)
Other intangible assets
INTANGIBLE ASSETS
Annual amortization rate (%)			20.00%
Balance at beginning of the period	42,628	45,730	R$ 45,730
Amortization (Note 25)	(3,104)	(3,102)
Balance at end of the period	39,524	42,628	39,524
Other intangible assets | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period	269,640
Balance at end of the period	269,639	269,640	269,639
Other intangible assets | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(227,012)
Balance at end of the period	(230,115)	(227,012)	(230,115)
Software under development
INTANGIBLE ASSETS
Balance at beginning of the period	702,080	550,936	550,936
Additions	1,275,320	1,174,282
Net transfers	(1,564,723)	(1,023,138)
Balance at end of the period	412,677	702,080	412,677
Software under development | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period	702,080
Balance at end of the period	412,677	702,080	412,677
Goodwill
INTANGIBLE ASSETS
Balance at beginning of the period	23,026,429	23,059,172	23,059,172
Write-offs, net	(158,161)	(32,743)
Balance at end of the period	22,868,268	23,026,429	22,868,268
Goodwill | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period	23,026,429
Balance at end of the period	R$ 22,868,268	R$ 23,026,429	R$ 22,868,268